UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices) (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 69.55%

Air Courier Services - 2.96%
4,000	FedEx Corp.	$ 576,640

Air Transportation, Scheduled - 2.06%
10,000	American Airlines Group, Inc. *	401,600

Aircraft - 5.16%
4,000	Boeing Co.	541,000
4,000	United Technologies Corp.	464,880
		1,005,880
Application Software - 1.89%
9,000	Microsoft Corp.	368,460

Beverages - 1.59%
3,500	PepsiCo, Inc.	309,155

Cable & Other Pay Television Services - 3.02%
7,000	Walt Disney Co.	588,070

Electric Services - 0.80%
4,000	Public Service Enterprises Group, Inc.	155,840

Farm Machinery & Equipment - 1.45%
3,100	Deere & Co.	282,627

Finance Services - 2.11%
4,500	American Express Co.	411,750

Food Retail - 3.63%
10,000	ConAgra Foods, Inc.	323,000
4,900	Nestle S.A. ADR	385,018
		708,018
Gold & Silver Ores - 0.97%
11,700	Barrick Gold Corp.	188,487

Health Care Plans - 1.95%
3,500	Wellpoint, Inc.	379,260

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.88%
3,000	Joy Global, Inc.	171,450

National Commercial Banks - 5.21%
4,500	JP Morgan Chase & Co.	250,065
9,000	US Bancorp	379,710
7,600	Wells Fargo & Co.	385,928
		1,015,703
Natural Gas Transmission - 1.88%
11,000	Kinder Morgan, Inc.	367,290

Oil & Gas Filed Machinery & Equipment - 1.68%
4,000	National Oilwell Varco, Inc.	327,480

Oil, Gas Field Services, Nbc - 1.49%
2,800	Schlumberger N.V.	291,312

Personal Computers - 2.60%
800	Apple, Inc.	506,400

Petroleum Refining - 1.38%
3,000	Marathon Petroleum Corp.	268,170

Pharmaceutical Preparations - 3.68%
3,000	Johnson & Johnson	304,380
2,700	Celgene Corp. *	413,181
		717,561
Railroad, Line-Haul Operating - 1.53%
1,500	Union Pacific Corp.	298,905

Retail-Drug Stores - 3.21%
8,000	CVS Caremark Corp.	626,560

Retail-Eating Places - 1.80%
4,800	Starbucks Corp.	351,552

Retail-Lumbar & Other Building Material Dealers - 1.56%
3,800	The Home Depot, Inc.	304,874

Retail-Variety Stores - 1.46%
5,000	Target Corp.	283,800

Search, Detection, Navigation, Guidance - 2.00%
4,000	Raytheon Co.	390,280

Services-Business Services - 1.59%
3,800	Accenture PLC, Class-A	309,510

Services-Computer Programming, Data Processing - 2.64%
900	Google, Inc. Class-A *	514,485

Services-General Medical & Surgical Hospitals, NEC - 2.37%
8,700	HCA Holdings, Inc. *	461,013

Soap, Detergent & Cleaning Preparations - 1.66%
4,000	Procter & Gamble Co.	323,160

Surgical & Medical Instruments - 1.79%
4,700	Baxter International, Inc.	349,727

Telephone Communciations - 1.54%
6,000	Verizon Communications, Inc.	299,760

TOTAL FOR COMMON STOCK (Cost $10,500,004) - 69.55%		13,554,779

CORPORATE BONDS - 6.49%

Banks & Financial Institutions - 0.26%
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 **	50,003

Bituminous Coal & Lignite Surface Mining - 0.27%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	52,500

Computer & Office Equipment - 0.38%
75,000	Hewlett-Packard Co., 4.750%, 06/02/2014	75,000

Distribution/Wholesale - 0.27%
50,000	Tech Data, 3.750%, 09/21/2017	52,536

Finance Services - 0.52%
100,000	Block Financial Corp., 5.125%, 10/30/2014	101,731

Integrated Oils - 0.78%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	152,432

Miscellaneous Business Credit Institution - 0.51%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,699

Printed Circuit Boards - 0.28%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,625

Property & Casualty Insurance - 0.86%
140,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023	167,734

Retail - Grocery Stores - 0.26%
50,000	Safeway, Inc., 4.750%, 12/01/2021	51,437

Security Broker Dealers - 0.26%
50,000	Morgan Stanley & Co., 3.000% , 08/31/2015	51,075

Services-General Medical & Surgical Hospitals, NEC - 0.55%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	107,000

Sugar & Confectionery Products - 0.53%
100,000	WM. Wrigley Jr. Co., 4.650%, 07/15/2015	104,103

Suprantional Bank - 0.51%
100,000	International Finance Corp., 2.00%, 11/15/2022	99,896

Telephone Communications - 0.24%
2,000	Qwest Corp., 6.125%, 06/01/2053	46,540

TOTAL FOR CORPORATE BONDS (Cost $1,245,558) - 6.49%		1,265,311

STRUCTURED NOTES - 3.11%
100,000	Barclays CMS, 11.00%, 05/14/2029	100,000
93,000	Citigroup, Inc., 3.00%, 12/23/2019 (a)	98,724
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	94,780
50,000	Morgan Stanley, 3.00%, 11/09/2019 (a)	52,312
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 09/22/2014 *	260,798

TOTAL FOR STRUCTURED NOTES (Cost $544,155) - 3.11%		606,614

REAL ESTATE INVESTMENT TRUST - 3.56%
100,000	Aurora Military Housing, 5.35%, 12/15/2025	108,619
10,000	Duke Realty Corp.	177,000
500	PS Business Park, Inc., 6.000%, Series T	12,185
2,000	Public Storage	344,760
2,000	Public Storage, PFD 6.500%, Series P	52,100

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $631,675) - 3.56%		694,664

PREFERRED SECURITIES - 0.60%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	69,000
2,000	Wells Fargo, 5.250%, Series P	47,100

TOTAL FOR PREFERRED SECURITIES (Cost $124,310) - 0.60%		116,100

SENIOR NOTE - 0.26%

Cellular Telecommunications - 0.26%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/2060	51,460

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.26%		51,460

MUNICIPAL BOND - 7.03%
40,000	Akron , OH Economic Dev, 5.50%, 12/01/2015	41,770
25,000	Belding, MI Area Schools, 6.150%, 05/01/2024	26,745
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	39,228
45,000	California Sate University Rev Muni, 2.785%, 11/01/2022	45,310
100,000	Chicago, IL Build America Bonds B, 4.564%, 10/01/2020 (a)	103,015
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	77,018
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	104,180
30,000	Illinois St., 5.877%, 03/01/2019	33,921
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/2015	57,331
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/01/2025	51,565
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,327
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	83,059
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,378
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	64,828
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	52,054
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	43,004
70,000	Saint Clair Cnty, IL School District, 4.00%, 01/01/2021	68,688
25,000	Sangamon Cnty, IL School District, 4.00%, 02/01/2015	25,554
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,807
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	19,750
252,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	253,746
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	65,293

TOTAL FOR MUNICIPAL BOND (Cost $1,341,801) - 7.03%		1,369,571

EXCHANGE TRADED FUNDS - 6.61%

1,000	iShares Barclays 20+ Year Treas Bond Fund	114,100
1,000	iShares Barclays Intermediate Credit Bond Fund	110,390
1,500	iShares Floating Rate Bond Fund	76,065
1,000	iShares iBoxx $ High Yield Corporate Bond	95,050
6,600	JPMorgan Alerian MLP Index ETN	326,700
3,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	319,920
500	PIMCO Enhanced Short Maturity ETF	50,710
4,000	Powershares Senior Loan Port Fund	99,320
1,200	Vanguard Short-Term Corporate Bond Index ETF	96,588

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,221,172) - 6.61%		1,288,843

SHORT TERM INVESTMENTS - 2.47%
481,715	Fidelity Money Market Portfolio Class Select 0.09%** (Cost $481,715)	481,715

TOTAL INVESTMENTS (Cost $16,140,310) - 99.68%		19,429,057

OTHER ASSETS LESS LIABILITES - 0.32%		61,561

NET ASSETS - 100.00%		19,490,618

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2014.
ADR - American Depository Receipt
1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,140,310 amounted to $3,284,175, which consisted of aggregate gross unrealized appreciation of $3,460,534 and aggregate gross unrealized depreciation of $176,359.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,554,779	$0	$0	$13,554,779
Real Estate Investment Trusts	$694,664	$0	$0	$694,664
Preferred Securities	$116,100	$0	$0	$116,100
Senior Note	$51,460	$0	$0	$51,460
Corporate Bonds	$0	1,265,311	$0	$1,265,311
Municipal Bonds	$0	1,369,571	$0	$1,369,571
Exchange Traded Funds	1,288,843	0	$0	$1,288,843
Structured Notes	$0	606,614	$0	$606,614
Cash Equivalents	481,715	$0	$0	$481,715
Total	$16,187,561	$3,241,496	$0	$19,429,057

	Archer Stock Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 99.07%

Agriculture Chemicals - 1.92%
1,600	Monsanto Co.	$ 194,960

Air Courier Services - 1.52%
13,100	Air T, Inc.	153,663

Air Transportation, Scheduled - 2.23%
2,300	Alaska Air Group, Inc.	226,458

Asset Management - 3.87%
650	Blackrock, Inc.	198,185
4,000	Cognizant Technology Solutions Corp. *	194,440
		392,625
Biological Products (No Diagnostic Substances) - 1.72%
1,500	Amgen, Inc.	173,985

Business Services - 1.91%
900	Visa, Inc.	193,347

Calculating & Accounting Machines - 2.09%
6,500	NCR Corp. *	212,290

Computer Communications Equipment - 1.93%
8,000	Juniper Networks, Inc. *	195,680

Computer Storage Devices - 1.99%
7,600	EMC Corp.	201,856

Diversified Machinery - 1.84%
2,200	Lennox International, Inc.	186,824

Electric & Other Services Combined - 1.84%
5,500	Quanta Services, Inc. *	186,725

Electronic Computers - 1.88%
7,200	Omnicell, Inc. *	191,016

Farm Products - 1.84%
2,400	Bunge Ltd.	186,504

Industrial Trucks Tractors Trailers & Stackers - 1.82%
4,800	Terex Corp.	184,608

Life Insurance - 2.01%
4,000	MetLife, Inc.	203,720

Measuring & Controlling Devices - 1.96%
1,700	Thermo Fisher Scientific, Inc.	198,747

Motor Vehicle Parts & Accessories - 3.88%
6,300	Gentex Corp.	182,196
2,400	Lear Corp.	211,320
		393,516
Motor Vehicles & Passenger Car Bodies - 1.72%
5,100	Navistar International Corp. *	174,777

National Commercial Banks - 1.93%
2,300	PNC Financial Services Group, Inc.	196,121

Oil & Gas Equipment & Services - 2.30%
3,600	Halliburton Co.	232,704

Oil & Gas Filed Machinery & Equipment - 2.10%
2,600	National Oilwell Varco, Inc.	212,862

Oil, Gas Field Services - 3.83%
2,500	Oceaneering International, Inc.	180,125
2,000	Schlumberger N.V.	208,080
		388,205
Orthopedic, Prosthetic & Surgical Appliances & Services - 1.98%
8,620	Exactech, Inc. *	200,760

Paperboard Containers & Boxes - 1.98%
2,900	Packaging Corporation of America	200,564

Personal Computers - 2.19%
350	Apple, Inc.	221,550

Personal Credit Institutions - 2.04%
3,500	Discover Financial Services	206,955

Petroleum Refining - 2.24%
5,900	Suncor Energy, Inc.	227,327

Pharmaceutical Preparations - 3.77%
4,500	Novo Nordisk ADR	190,260
5,200	Roche Holding Ltd.	191,828
		382,088
Public Building & Related Furniture - 2.19%
2,300	BE Aerospace, Inc. *	222,525

Radio & TV Broadcasting & Communications- 1.98%
2,500	Qualcomm, Inc.	201,125

Railroads, Line-Haul Operating - 1.89%
1,900	Norfolk Southern Corp.	191,425

Retail-Drug Stores - 2.04%
2,900	Express Scripts Holding Co. *	207,263

Retail-Variety Stores - 1.99%
3,800	Dollar Tree, Inc. *	201,514

Retail-Shoe Stores - 1.90%
4,000	Foot Locker, Inc.	192,720

Security Brokers, Dealers & Flotation Companies - 1.89%
1,200	The Goldman Sachs Group, Inc.	191,772

Semiconductors & Related Devices - 2.56%
6,000	Skyworks Solutions, Inc.	259,860

Services-Auto Rental & Leasing - 2.23%
2,600	Ryder Systems, Inc.	225,654

Services-Computer Programming, Data Processing & Etc. - 4.39%
350	Google, Inc. Class-A *	200,078
3,600	Synaptics, Inc. *	245,088
		445,166
Services-Educational Services - 1.87%
4,300	Grand Canyon Education, Inc. *	189,415

Services-Equipment Rental & Leasing - 2.19%
2,200	United Rentals, Inc. *	222,310

Services-Personal Services - 1.88%
2,700	Outerwall, Inc. *	190,971

Shipping - 1.78%
6,300	CA Technologies	180,747

Textile-Apparel Clothing - 1.92%
2,300	HanesBrands, Inc.	195,109

Wholesale-Drugs Proprietaries & Druggist - 1.97%
2,700	Nu Skin Enterprises, Inc. Class-A	199,368

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.05%
7,500	LKQ Corp. *	208,050

TOTAL FOR COMMON STOCK (Cost $8,148,914) - 99.07%		10,045,431

SHORT TERM INVESTMENTS - 0.83%
84,648	Fidelity Money Market Portfolio Class Select 0.09%** (Cost $84,648)	84,648

TOTAL INVESTMENTS (Cost $8,233,562) - 99.91%		10,130,079

OTHER ASSETS LESS LIABILITIES - 0.09%		9,411

NET ASSETS - 100.00%		10,139,490

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,233,562 amounted to $1,896,516, which consisted of aggregate gross unrealized appreciation of $1,973,241 and aggregate gross unrealized depreciation of $76,725.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,045,431	$0	$0	$10,045,431
Cash Equivalents	$84,648	$0	$0	$84,648
Total	$10,130,079	$0	$0	$10,130,079

	Archer Income Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 35.93%

Aerospce/Defense-Major Diversified - 1.08%
75,000	Exelis, Inc., 5.550%, 10/01/2021	78,873

Banks & Financial Institutions - 1.34%
50,000	JPMorgan Chase & Co., 10.50%, 01/23/2029	47,390
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020	50,003
		97,393
Bituminous Coal & Lignite Surface Mining - 0.72%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	52,500

Brewery - 1.47%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/2017	106,825

Commercial Banks - 0.69%
50,000	Barclays CMS, 11.00%, 05/14/2029	50,000

Commercial Services-Finance - 0.97%
800,000	GM Capital Corp., 8.870%, 06/02/2018	70,800

Computer & Office Equipment - 1.48%
100,000	Hewlett-Packard, 4.375%, 09/15/2012	107,525

Consumer Products - 0.76%
50,000	Avon Products, Inc., 5.750%, 03/01/2018	55,096

Container & Packaging - 0.71%
50,000	Ball Corp., 5.00%, 03/01/2022	51,625

Distribution/Wholesale - 2.16%
100,000	Ingram Micro, Inc., 5.000%, 08/10/2022	104,818
50,000	Tech Data, 3.750% 09/21/2017	52,536
		157,354
Electric & Other Services Combined - 0.82%
50,000	CMS Energy, 6.250%, 02/01/2012	59,609

Electric Services - 2.11%
100,000	PPL Energy, 4.600%, 12/15/2021	99,764
50,000	EIX, 6.250%, 08/01/2049	53,875
		153,639
Finance Services - 0.68%
50,000	Morgan Stanley, 4.900%, 02/23/2017	49,498

Guided Missiles & Space Vehicles & Parts - 1.52%
50,000	Alliant TechSystems, Inc., 6.875%, 09/15/2020	110,850

Medical-Generic Drugs - 1.21%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	88,301

Metal Mining - 1.36%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	99,237

Miscellaneous Business Credit Institution - 1.36%
50,000	Ford Credit Canada, Ltd., 7.50%, 08/18/2015 (Canada)	49,016
50,000	Ford Motors Credit Co. LLC, 1.5141%, 11/20/2018 **	49,849
		98,865
Multimedia - 0.77%
50,000	Time Warner, 4.750%, 03/29/2021	55,890

Oil Company-Exploration & Production - 2.31%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	115,580
50,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	52,313
		167,893
Petroleum Refining - 0.72%
50,000	Frontier Oil, 6.875%, 11/15/2018	52,750

Printed Circuit Boards - 0.74%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,625

Property & Casualty Insurance - 0.82%
50,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023	59,905

Retail-Discretionary - 1.37%
100,000	Staples, Inc., 4.375%, 01/12/2023	99,414

Retail-Auto & Home Supply Stores - 0.54%
35,000	Dillard Department Stores, 7.750%, 07/15/2026	38,937

Revenue Bond - 1.03%
75,000	Wesgen, 3.25%, 11/01/2016	75,226

Security Brokers, Dealers & Floation Co. - 0.72%
50,000	Morgan Stanley, 3.000%, 11/09/2019	52,312

Services-General Medical & Surgical Hospitals, NEC - 1.47%
100,000	HCA Holdings, 6.25%, 02/15/2020	107,000

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.07%
75,000	Arcelormittal, 3.750%, 03/1/2016	77,625

State Commercial Banks - 0.71%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018 (a)	51,563

Supranational Bank - 0.69%
50,000	International Finance Corp., 2.00%, 11/15/2022	49,948

Telephone Communications - 1.66%
50,000	Indiana Bell Tel Co., Inc., 7.30%, 08/15/2026	62,773
2,500	Qwest Corp., 6.125%, 06/01/2053	58,175
		120,948
Television Broadcasting Stations - 0.87%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	63,649

TOTAL FOR CORPORATE BONDS (Cost $2,622,952) - 35.93%		2,614,675

EXCHANGE TRADE FUNDS - 14.94%
1,000	iShares Barclays 20+ Year Treasury Bond	114,100
800	iShares Barclays Intermediate Credit Bond	88,312
2,000	iShares Floating Rate Bond	101,420
1,000	iShares iBoxx Investment Grade Corporate Bond	119,590
500	iShares JP Morgan Emerging Markets Bond	57,815
3,000	PowerShares Build America Bond	88,725
6,000	PowerShares Preferred	87,300
4,000	PowerShares Senior Loan Port	99,320
1,000	PIMCO Enhanced Short Maturity ETF	101,420
1,500	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	159,960
800	Vanguard Intermediate-Term Corp. Bond Idx ETF	69,328

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,043,398) - 14.94%		1,087,290

REAL ESTATE INVESTMENT TRUST - 6.58%
100,000	Aurora Military Housing, 5.35%, 12/15/2025	108,619
2,000	Digital Realty Trust PFD, 7.375%	51,380
2,500	Digital Realty Trust PFD, 6.625%, Series F	62,275
5,500	Duke Realty Corp. PFD, 6.500%, Series K	137,665
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	51,500
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	67,500

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $481,501) - 6.58%		478,939

SENIOR NOTE - 1.41%
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	102,920

TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.41%		102,920

MUNICIPAL BOND - 28.05%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2024	27,637
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	36,137
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020 (a)	51,507
60,000	City of Akron Ohio, 5.500%, 12/01/15	62,656
25,000	City of Auburndale Florida, 4.300%, 12/01/26 (a)	26,237
30,000	Cleveland Ohio Income Tax Revenue, 6.060%, 10/01/2026	34,069
50,000	Commonwealth of Puerto Rico, 5.50%, 7/01/14	50,028
50,000	County of Clark NV, 6.36%, 11/1/24	58,291
25,000	County of Reeves Texas, 6.750%, 12/01/2019	25,849
50,000	County of Reeves Texas, 5.000%, 12/01/2016	52,054
40,000	County of Reeves Texas, 6.375%, 12/21/2021	43,219
50,000	Dickinson County Michigan., 4.800%, 11/01/2018	50,763
100,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	93,448
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	39,482
60,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	68,300
25,000	Fresno County, CA Pension, 4.928%, 08/15/2019	25,336
50,000	Georgia Local Government 4.750%, 06/01/2028	52,616
40,000	Hoboken NJ Services, 5.330%, 02/01/2018	41,262
65,000	Hudson County, 6.890%, 03/01/2026	76,041
103,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	103,714
50,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	49,850
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	52,305
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	26,735
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	29,417
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	86,735
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	29,525
75,000	Public Finance Authority, 5.750%, 06/01/2023	75,464
30,000	Saint Clair County School District No. 189 East St. Louis, 4.000%, 01/01/2021	29,438
50,000	State of Illinois, 5.665%, 03/01/2018	56,016
70,000	State of Illinois, 5.877%, 03/01/2019	79,150
50,000	State of Illinois, 6.200%, 07/01/2021	57,276
75,000	State of Illinois, 4.950%, 06/01/2023	79,681
50,000	State of Illinois, 4.85%, 07/01/2021	52,119
120,000	TSACS, Inc., 4.750%, 06/01/2022	121,043
100,000	University of Central Florida, 5.125%, 10/01/2020	106,379
35,000	Van Buren MI Public Schools Bldg., 6.430%, 05/01/2029	38,222
15,000	Virginia Commonwealth Build American Bonds, 5.750%, 5/15/28	16,588
35,000	Worcester County, 2.500%, 12/01/2018	36,686

TOTAL FOR MUNICIPAL BOND (Cost $2,018,327) - 28.05%		2,041,275

PREFERRED SECURITIES - 2.83%
2,500	First Republic Bank PFD, 6.700%, Series A	65,450
2,000	Citigroup Series C, 5.800%, PFD	48,260
3,000	PNC Financial Services Group, Inc. 5.375%	69,000
1,000	Wells Fargo Series P, 5.250%, PFD	23,550

TOTAL FOR PREFERRED SECURITIES (Cost $207,343) - 2.83%		206,260

STRUCTURED NOTE - 4.49%
100,000	Goldman Sachs Group, Inc., 10.00%, 12/13/28**	100,000
75,000	Goldman Sachs Group, Inc., 10.00%, 09/05/2028 **	73,500
100,000	Morgan Stanley, 4.500, 08/30/2015 **	102,488
50,000	Morgan Stanley & Co., 3.000%, 11/09/2019 **	51,075

TOTAL FOR STRUCTURED NOTE (Cost $320,500) - 4.49%		327,063

SHORT TERM INVESTMENTS - 4.69%
341,377	Fidelity Money Market Portfolio Class Select 0.09%** (Cost $341,377)	341,377

TOTAL INVESTMENTS (Cost $7,135,238) - 98.95%		7,199,799

OTHER ASSETS LESS LIABILITIES - 1.05%		76,712

NET ASSETS - 100.00%		7,276,511

** Variable rate security; the coupon rate shown represents the yield at May 31, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,135,238 amounted to $113,623, which consisted of aggregate gross unrealized appreciation of $190,652 and aggregate gross unrealized depreciation of $77,029.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$478,939	$0	$0	$478,939
Senior Notes	$102,920	$0	$0	$102,920
Exchange Trade Funds	$1,087,290	$0	$0	$1,087,290
Corporate Bonds	$0	$2,614,675	$0	$2,614,675
Municipal Bonds	$0	$2,041,275	$0	$2,041,275
Preferred Securities	$206,260	$0	$0	$206,260
Structured Notes	$0	$327,063	$0	$327,063
Cash Equivalents	$341,377	$0	$0	$341,377
Total	$2,216,786	$4,983,013	$0	$7,199,799

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 29, 2014

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date July 29, 2014

* Print the name and title of each signing officer under his or her signature.